Consolidated Statements of Operations and Comprehensive Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income Statement [Abstract]
Net sales	$ 1,921.6	$ 1,728.2	$ 1,656.9
Cost of goods sold	(1,246.9)	(1,096.0)	(1,078.1)
Gross profit	674.7	632.2	578.8
Selling, general and administrative expenses	(291.6)	(254.2)	(245.5)
Research and development expenses	(30.3)	(29.5)	(31.7)
Asbestos adjustments	40.4	5.5	33.4
Operating income	393.2	354.0	335.0
Interest expense, net of capitalized interest	(28.5)	(26.6)	(9.8)
Interest income	1.0	1.0	2.3
Other income (expense)	1.3	2.1	(4.9)
Income before income taxes	367.0	330.5	322.6
Income tax expense	(90.5)	(86.1)	(31.3)
Net income	$ 276.5	$ 244.4	$ 291.3
Income per share:
Basic	$ 0.62	$ 0.55	$ 0.65
Diluted	$ 0.62	$ 0.55	$ 0.65
Weighted average common shares outstanding (Millions):
Basic	442.7	445.3	445.0
Diluted	443.9	447.2	446.4
Comprehensive income, net of tax:
Net income	$ 276.5	$ 244.4	$ 291.3
Pension and post-retirement benefit adjustments		0.3
Cash flow hedges			(0.6)
Currency translation adjustments	(3.0)	0.9	(32.9)
Comprehensive income	$ 273.5	$ 245.6	$ 257.8